Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share

	Year ended December 31, 2019	Year ended December 31, 2018	March 1, 2017 through December 31, 2017
Numerator:
Net loss attributable to Aptorum Group Limited	$(18,686,762)	$(14,831,723)	$(2,547,462)
Denominator:
Basic and diluted weighted average common shares outstanding	29,008,445	27,909,788	26,963,435

Basic and diluted loss per share	$(0.64)	$(0.53)	$(0.09)